Financial expenses and income - Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Income [Line Items]
Total finance revenues	$ 48,346	$ 12,528	$ 9,057
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial Income [Line Items]
Gain in the fair value of market liquid investment	25,001	33,570	35,142
Interest earned by bank accounts	7,238	1,096	15
Interest on tax refunds	6,883	5,282	2
Discounts for advance payments to suppliers	539	675	1,126
Other financial income	351
Total finance revenues	$ 40,012	$ 40,623	$ 36,285